FAIR VALUE MEASUREMENTS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 30, 2012	Sep. 30, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants 1			$ 5.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,923,636	5.00
Outstanding warrants			9,882,025
2011-2012 Placement Agent And Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 0.38	$ 1.00
2011-2012 Placement Agent And Investor [Member] | Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted		$ 0.45	1.23
2011-2012 Placement Agent And Investor [Member] | Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price Of Warrants Adjusted			$ 7.50
2011-2012 Investor [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		7,332,057	2,371,827
2011-2012 Placement agent $5.00 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		1,026,240	338,099
2011-2012 Placement agent $7.50 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants Additional Issue		1,396,611	452,028
2011-2012 Private placement [Member] | Investors And Placement Agent Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.50
Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of Stock, Shares Issued			1,824
Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants			96,440
Exercise Price Of Warrants 1	$ 7.50
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 7.50
Warrants Issued	96,440
Placement Agents [Member] | 2011-2012 Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from Issuance of Private Placement (in dollars)			$ 2,461
Warrants Issued			492,200
Common Stock [Member] | Placement Agents [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Conversion of Stock, Shares Issued			1,824
Common Stock [Member] | Placement Agents [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	96,440		492,200
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00
Warrants Issued			96,440
Common Stock [Member] | Investor [Member] | Private Placement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock To Be Issued Upon Conversion Of Warrants	492,200
Proceeds from Issuance of Private Placement (in dollars)	$ 2,461
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 7.50
Warrants Issued	492,200
Warrants Measured At Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Outstanding warrants		15,734,116	9,141,163